Statement of Cash Flows (Parenthetical) - Private Placement Warrants - $ / shares	Sep. 30, 2022	Jun. 30, 2022	Mar. 01, 2022	Dec. 31, 2021	Sep. 30, 2021
Exercise price of warrants	$ 11.50			$ 11.50
Warrant share price at $15
Exercise price of warrants	15		$ 15.00	15
Warrant share price at $15 | Private Placement
Exercise price of warrants	15	$ 15		15	$ 15
Warrant share price at $11.50
Exercise price of warrants	11.50	$ 11.50	$ 11.50	11.50
Warrant share price at $11.50 | Private Placement
Exercise price of warrants	$ 11.50			$ 11.50	$ 11.50